SCHEDULE OF CONCENTRATION OF RISK (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025	Mar. 31, 2026 HKD ($)	Sep. 30, 2025 HKD ($)
Concentration Risk [Line Items]
Accounts receivable	$ 773,383		$ 6,063,321	$ 25,071,163
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Percentage of revenue	0.00%	35.87%
Accounts receivable
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Percentage of revenue	9.72%	35.19%
Accounts receivable			198,777
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Percentage of revenue	14.51%	13.55%
Accounts receivable			2,884,810
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer D [Member]
Concentration Risk [Line Items]
Percentage of revenue	51.63%	2.22%
Accounts receivable			2,048,211
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Percentage of revenue	5.23%	46.03%
Accounts payable
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Percentage of revenue	26.30%	17.25%
Accounts payable			3,997,224
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Percentage of revenue	0.28%	12.95%
Accounts payable
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor D [Member]
Concentration Risk [Line Items]
Percentage of revenue	55.92%	0.00%
Accounts payable			$ 934,210